Cover	Sep. 17, 2024
Cover [Abstract]
Entity Registrant Name	FREEDOM HOLDINGS, INC.
Entity Central Index Key	0001386044
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 17, 2024
Entity File Number	000-52952
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	56-2560951
Entity Address Address Line 1	1 0524 Independence Ave.
Entity Address City Or Town	Chatsworth
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91311
City Area Code	818
Local Phone Number	357-3155
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	FHLD